Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary share	Treasury stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning balance at Dec. 31, 2023	$ 242,584	$ 19	$ (8,007)	$ 1,474,610	$ 39,771	$ (1,263,809)
Beginning balance (in shares) at Dec. 31, 2023		194,073,729
Beginning balance (in shares) at Dec. 31, 2023			(8,460,067)
Net loss	(11,386)					(11,386)
Foreign currency translation adjustments	1,821				1,821
Unrealized gain on available-for-sale debt securities	350				350
Share-based compensation	(14,335)			(14,335)
Issuance of ordinary shares for restricted share units			$ 2,117	(2,117)
Issuance of ordinary shares for restricted share units (shares)			2,252,047
Repurchase of shares	(335)		$ (335)
Repurchase of shares (in shares)			(413,214)
Proportionate share of share-based compensation expenses recorded in an equity method affiliate	1,038			1,038
Ending balance at Sep. 30, 2024	219,737	$ 19	$ (6,225)	1,459,196	41,942	(1,275,195)
Ending balance (in shares) at Sep. 30, 2024		194,073,729
Ending balance (in shares) at Sep. 30, 2024		(6,621,234)	(6,621,234)
Beginning balance at Dec. 31, 2024	201,160	$ 19	$ (6,225)	1,460,021	33,384	(1,286,039)
Beginning balance (in shares) at Dec. 31, 2024		194,073,729
Beginning balance (in shares) at Dec. 31, 2024			(6,621,234)
Net loss	(15,482)					(15,482)
Foreign currency translation adjustments	6				6
Unrealized gain on available-for-sale debt securities	9,498				9,498
Share-based compensation	$ 2,019			2,019
Exercise of stock options (Shares)	245,295
Issuance of ordinary shares for restricted share units			$ 987	(987)
Issuance of ordinary shares for restricted share units (shares)			1,050,219
Issuance of ordinary shares in underwritten offering, net of expenses	$ 61,714	$ 8		61,706
Issuance of ordinary shares in underwritten offering, net of expenses (in shares)		76,666,659
Ending balance at Sep. 30, 2025	$ 258,915	$ 27	$ (5,238)	$ 1,522,759	$ 42,888	$ (1,301,521)
Ending balance (in shares) at Sep. 30, 2025		270,740,388
Ending balance (in shares) at Sep. 30, 2025		(5,571,015)	(5,571,015)